UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2006

               Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Troob Capital Advisors LLC
Address: 777 Westchester Avenue, Suite 203
         White Plains, New York 10604

13F File Number:  028-11214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Peter Troob
--------------------------
(Signature)

White Plains, New York
--------------------------
(City, State)

February 12, 2007
--------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $18,708  (thousands)

List of Other Included Managers:

         (1)  Partners Group Alternative Strategies PCC Limited

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                                                          FORM 13F

                                                              (SEC USE ONLY)

QTR ENDED: 12/31/06  Name of Reporting Managers: Troob Capital Advisors LLC
                     Name of Other Reporting Managers:  "1" = Partners Group Alternative Strategies PCC Limited


        Item 1:            Item 2:    Item3:    Item 4:   Item 5:            Item 6:        Item 7:      Item 8:


     Name of Issuer     Title of Clas  CUSIP   Fair Market Shares or               Investment   Other       Voting Authority
                                                  Value    Principal  Sh/   Put/   Discretion  Managers
                                               (x $1000)   Amount     Prn   Call                       (a) Sole (b) Shared (c) None


AMR Corp                      COM     001765956       281       530    SH    Put     SHARED       1                 530
Atlas Air Worldwide           COM     049164205     3,188    71,635    SH            SHARED       1              71,635
CVS Corp                      COM     126650100     1,465    47,400    SH            SHARED       1              47,400
Constar International Inc New COM     21036U107     1,924   274,869    SH            SHARED       1             274,869
Ford Motor Co               COM PAR   345370860     2,014   268,209    SH            SHARED       1             268,209
IShares Russell 2000    Russell 2000  464287958       371     1,929    SH    Put     SHARED       1               1,929
Paxar Corp                    COM     704227107     3,598   156,025    SH            SHARED       1             156,025
Primedia Inc                  COM     74157K101       609   360,500    SH            SHARED       1             360,500
Rite Aid Corporation          COM     767754104     1,216   223,600    SH            SHARED       1             223,600
Saks Inc                      COM     79377W108     1,086    60,950    SH            SHARED       1              60,950
Spectrum Brands               COM     84762L955       118     1,000    SH    Put     SHARED       1               1,000
US Airways Group              COM     90341W958        27        81    SH    Put     SHARED       1                  81
United Rentals Inc            COM     911363909       186       966    SH   Call     SHARED       1                 966
United Rentals Inc            COM     911363109     2,625   103,215    SH            SHARED       1             103,215

                                     Value Total:  18,708

                                         Entry Total:  14
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